Satellites, Property and Other Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Satellites, Property and Other Equipment [Abstract]
Schedule of Satellites, Property and Other Equipment
	Satellites	Antennas, satellite control & communication equipment	Building, equipment & other	Right-of-use assets(1)	Assets under construction	Total
Cost as at January 1, 2024	$3,424,761	$174,481	$87,382	$45,353	$554,141	$4,286,118
Additions	—	104	892	2,246	1,201,723	1,204,965
Disposals/retirements	(15,900)	(3,287)	(1,864)	(2,972)	(28,397)	(52,420)
Transfer to other receivables	—	—	—	—	(87,958)	(87,958)
Transfers from assets under construction	—	11,630	7,096	—	(18,726)	—
Impact of foreign exchange	69,011	2,451	566	1,104	98,971	172,103
Cost as at December 31, 2024	3,477,872	185,379	94,072	45,731	1,719,754	5,522,808
Additions	—	79	163	9,372	698,337	707,951
Disposals/retirements	—	(899)	(1,903)	(1,452)	—	(4,254)
Transfers from assets under construction	—	7,749	7,997	—	(15,746)	—
Impact of foreign exchange	(39,919)	(1,524)	(479)	(830)	(90,899)	(133,651)
Cost as at December 31, 2025	$3,437,953	$190,784	$99,850	$52,821	$2,311,446	$6,092,854
Accumulated depreciation and impairment as at January 1, 2024	$(2,809,559)	$(141,384)	$(61,534)	$(13,343)	$—	$(3,025,820)
Depreciation	(112,741)	(7,097)	(4,238)	(3,198)	—	(127,274)
Impairment	(75,969)	—	—	—	—	(75,969)
Disposals/retirements	15,900	2,741	1,528	2,350	—	22,519
Impact of foreign exchange	(37,111)	(1,296)	(348)	(366)	—	(39,121)
Accumulated depreciation and impairment as at December 31, 2024	(3,019,480)	(147,036)	(64,592)	(14,557)	—	(3,245,665)
Depreciation	(88,526)	(6,428)	(5,852)	(3,908)	—	(104,714)
Impairment	(55,910)	—	—	—	—	(55,910)
Disposals/retirements	—	723	1,339	1,237	—	3,299
Impact of foreign exchange	25,152	859	290	543	—	26,844
Accumulated depreciation and impairment as at December 31, 2025	$(3,138,764)	$(151,882)	$(68,815)	$(16,685)	$—	$(3,376,146)
Net carrying values
As at December 31, 2024	$458,392	$38,343	$29,480	$31,174	$1,719,754	$2,277,143
As at December 31, 2025	$299,189	$38,902	$31,035	$36,136	$2,311,446	$2,716,708

(1)      Right-of-use assets consisted primarily of property leases.